Income Taxes - Tax provision (benefit) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Current
Federal	$ 793,057,000
Income tax provision	$ 793,057,000	$ (1,676)	$ 298,286	$ (51,850)	$ 436,134	$ 797,313